Debt	3 Months Ended
Mar. 31, 2020
Debt
Debt

12.Debt

During the three months ended March 31, 2020 the Group had available RUR denominated credit facilities with an overall credit limit of 3,460  (2,000 of which is secured, see note 20), with maturity up to December 2021, and with interest rate of up to 30% per annum. The balance payable under these credit lines as of March 31, 2020 was 1,863 (as of December 31, 2019 - 1,545) and matures in 2021. Some of these agreements stipulated the right of a lender to increase the interest rate in case the covenants are violated.